Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000123053 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123053 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123053 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000123053 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123053 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123053 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123053 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123053 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123053 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123053 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123053 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000123053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000123053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000123053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000123053 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000123053 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000123053 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138389 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000138389 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138389 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000138389 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138389 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000138389 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000138389 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138389 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000138389 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000138389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000138389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000138389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000138389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000138389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000138389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000138389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000138389 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000138389 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236986 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236986 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236986 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236986 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236986 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236986 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236986 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236986 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236986 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236986 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236986 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236986 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236986 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236986 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236986 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000236986 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236985 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236985 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236985 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236985 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236985 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236985 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236985 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236985 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236985 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236985 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236985 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236985 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000236985 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218236 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218236 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218236 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218236 | 0053673 | Ashtead Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218236 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218236 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218236 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218236 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218236 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218236 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218236 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218236 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218236 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218236 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218236 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218236 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000218236 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000218236 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000218236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218236 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000218236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000218236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000218236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218236 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000218236 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218237 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218237 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218237 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218237 | 0053673 | Ashtead Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218237 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218237 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218237 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218237 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218237 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218237 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218237 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218237 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218237 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218237 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218237 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218237 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218237 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218237 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218237 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218237 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000218237 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000218237 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000218237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218237 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000218237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000218237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000218237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218237 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000218237 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000236988 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236988 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236988 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236988 | 0053673 | Ashtead Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236988 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236988 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236988 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236988 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236988 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236988 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236988 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236988 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236988 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236988 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236988 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236988 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236988 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236988 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000236988 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000236988 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236988 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000236988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000236988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000236988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000236988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236988 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000236988 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000236987 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236987 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236987 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236987 | 0053673 | Ashtead Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236987 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236987 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236987 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236987 | 4247494 | D'ieteren Group
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236987 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236987 | B4R2R50 | Julius Baer Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236987 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236987 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236987 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236987 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236987 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236987 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236987 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236987 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000236987 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236987 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236987 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000236987 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000236987 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000236987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000236987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000236987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000236987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236987 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000236987 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000216823 | 31846V336a | Money Market
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000256096 | 31846V336a | Money Market
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000216825 | 31846V336a | Money Market
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000226152 | 31846V336a | Money Market
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000238715 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000238715 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238715 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000238715 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238715 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238715 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238715 | 032108607 | Amplify Transformational Data Sharing ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238715 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238715 | 46137V399 | Invesco S&P 500 BuyWrite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238715 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238715 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238715 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238715 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000238715 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%